Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities arising From Financing Activities	12 Months Ended
Dec. 31, 2022 EUR (€)
Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities arising From Financing Activities [Line Items]
Beginning balance	€ 329,326
Financing cash flows	(173,803)
New leases entered
Interest expenses
Ending balance	155,523
Loan payable [Member]
Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities arising From Financing Activities [Line Items]
Beginning balance	21,916
Financing cash flows	128,910
New leases entered
Interest expenses
Ending balance	150,826
Loan from a shareholder [Member]
Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities arising From Financing Activities [Line Items]
Beginning balance
Financing cash flows
New leases entered
Interest expenses
Ending balance
Lease liabilities [Member]
Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities arising From Financing Activities [Line Items]
Beginning balance	307,410
Financing cash flows	(302,713)
New leases entered
Interest expenses
Ending balance	€ 4,697